Parent Entity Information	12 Months Ended
Jun. 30, 2019
Disclosure Of Parent Entity Information [Abstract]
Parent Entity Information

Note 24. Parent entity information

Set out below is the supplementary information about the parent entity.

	2019	2018
	A$’000	A$’000
Statement of profit or loss and other comprehensive income
Profit/(loss) after income tax	3,542	(13,566)
Total comprehensive income	3,542	(13,566)

Statement of financial position
Total current assets	25,095	19,461
Total assets	25,112	19,639

Total current liabilities	3,390	2,351
Total liabilities	3,390	2,399

Equity
Issued capital	164,087	164,087
Share-based payments reserve	2,296	2,840
Accumulated losses	(144,661)	(149,687)
Total equity	21,722	17,240

Guarantees entered into by the parent entity in relation to the debts of its subsidiaries

The parent entity had no guarantees in relation to the debts of its subsidiaries as at June 30, 2019 and June 30, 2018.

Contingent liabilities

The parent entity had no contingent liabilities as at June 30, 2019 (2018: nil).

Capital commitments - Property, plant and equipment

The parent entity had no capital commitments for property, plant and equipment as at June 30, 2019 and June 30, 2018.

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the Group, as disclosed in note 1, except for the following:

•	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.
•	Dividends received from subsidiaries are recognised as other income by the parent entity and its receipt may be an indicator of an impairment of the investment.